Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (12,410)	$ (2,195)	$ (21,804)
Included in OCI	3,464	(3,259)	2,226
Net	(8,946)	(5,454)	(19,578)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,727)		(406)
Net	(1,727)		(406)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(2,301)	(5,259)
Included in OCI		(476)	1,567
Net		(2,777)	(3,692)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	28	(531)	(2,210)
Included in OCI		(360)	91
Net	28	(891)	(2,119)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(8,392)		(12,287)
Included in OCI	3,464	(2,423)	568
Net	(4,928)	(2,423)	(11,719)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(10,091)	(2,832)	(20,162)
Included in OCI	3,464	(3,259)	2,226
Net	(6,627)	(6,091)	(17,936)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,832)	637	(1,642)
Net	(1,832)	637	(1,642)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(487)
Net	$ (487)